Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 29,870	$ (56,048)	$ 2,701
Reclassification adjustment for gains on securities available for sale included in net income, tax effects	(449)	(3,360)	(13,456)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 286	$ 481	$ 364